Cash and Cash Equivalents (Details) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 ILS (₪)
Cash and Cash Equivalents [Abstract]
Cash in banks and on hand	₪ 487		₪ 924
Cash equivalents - short-term deposits	467		596
Cash and cash equivalents	₪ 954	$ 275	₪ 1,520	$ 457	₪ 2,125	₪ 650